Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for Jean Madar[1] ($)	Compensation Actually Paid to Jean Madar[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)
					TSR ($)	Peer Group TSR ($)
2023	2,000,000	2,775,201	964,922	1,502,589	210.93	120.32	188
2022	1,369,077	945,026	890,907	696,314	138.82	128.45	151
2021	1,230,000	3,199,857	904,237	2,316,873	149.91	145.11	110
2020	1,387,603	1,246,062	1,035,765	876,113	83.75	116.11	50

1.	Jean Madar was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Russell Greenberg	Russell Greenberg	Russell Greenberg	Michel Atwood
Philippe Benacin	Philippe Benacin	Michel Atwood	Philippe Benacin
Philippe Santi	Philippe Santi	Philippe Benacin	Philippe Santi
Frédéric Garcia-Pelayo	Frédéric Garcia-Pelayo	Philippe Santi	Frédéric Garcia-Pelayo
Frédéric Garcia-Pelayo

2.

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. The Company did not use any financial performance measures, as defined in the Section 402(v) rules, to link the Compensation Actually Paid for our PEO or Non-PEO NEOs for any fiscal year shown in the table to our performance, other than stock price.

3.

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Jean Madar ($)	Exclusion of Stock and Option Awards for Jean Madar ($)	Inclusion of Equity Values for Jean Madar ($)	Compensation Actually Paid to Jean Madar ($)
2023	2,000,000	—	775,201	2,775,201

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	964,922	(13,200)	(35,082)	24,059	561,890	1,502,589

 The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jean Madar ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jean Madar ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jean Madar ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jean Madar ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jean Madar ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Jean Madar ($)	Total - Inclusion of Equity Values for Jean Madar ($)
2023	—	369,430	—	405,771	—	—	775,201

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	35,082	333,533	—	193,276	—	—	561,891

4.

The Peer Group TSR set forth in this table utilizes a custom group of industry peers, weighted according to the respective peer companies’ stock market capitalization on December 31, 2019, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The Company changed its peer group in 2023 in order to reflect the current competitive landscape in our industry more accurately. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and the peer group, respectively. Historical stock performance is not necessarily indicative of future stock performance. The following table shows the peer group constituents.

2022	2023
CCA Industries, Inc.	The Estée Lauder Companies Inc.
Colgate-Palmolive Company	The Procter & Gamble Company
Kimberly-Clark Corporation	e.l.f. Beauty, Inc.
Natural Health Trends Corp.	Coty Inc.
Summer Infant, Inc.	L’Oréal SA
The Estée Lauder Companies Inc.	LVMH Moët Hennessy Louis Vuitton
The Procter & Gamble Company	Natura &Co Holding SS
The Stephan Co.	Olaplex Holdings, Inc.
United-Guardian, Inc.	Shiseido Co Ltd.

Named Executive Officers, Footnote [Text Block]

1.	Jean Madar was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Russell Greenberg	Russell Greenberg	Russell Greenberg	Michel Atwood
Philippe Benacin	Philippe Benacin	Michel Atwood	Philippe Benacin
Philippe Santi	Philippe Santi	Philippe Benacin	Philippe Santi
Frédéric Garcia-Pelayo	Frédéric Garcia-Pelayo	Philippe Santi	Frédéric Garcia-Pelayo
Frédéric Garcia-Pelayo

Changed Peer Group, Footnote [Text Block]		The Peer Group TSR set forth in this table utilizes a custom group of industry peers, weighted according to the respective peer companies’ stock market capitalization on December 31, 2019, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The Company changed its peer group in 2023 in order to reflect the current competitive landscape in our industry more accurately. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and the peer group, respectively. Historical stock performance is not necessarily indicative of future stock performance. The following table shows the peer group constituents.
PEO Total Compensation Amount	[1]	$ 2,000,000	$ 1,369,077	$ 1,230,000	$ 1,387,603
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 2,775,201	945,026	3,199,857	1,246,062
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Jean Madar ($)	Exclusion of Stock and Option Awards for Jean Madar ($)	Inclusion of Equity Values for Jean Madar ($)	Compensation Actually Paid to Jean Madar ($)
2023	2,000,000	—	775,201	2,775,201

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jean Madar ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jean Madar ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jean Madar ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jean Madar ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jean Madar ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Jean Madar ($)	Total - Inclusion of Equity Values for Jean Madar ($)
2023	—	369,430	—	405,771	—	—	775,201

Non-PEO NEO Average Total Compensation Amount	[1]	$ 964,922	890,907	904,237	1,035,765
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 1,502,589	696,314	2,316,873	876,113
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	964,922	(13,200)	(35,082)	24,059	561,890	1,502,589

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	35,082	333,533	—	193,276	—	—	561,891

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years and the Peer Group TSR over the same period. For comparison, the 2022 Peer Group TSRs would have been $116.80, $140.75, $126.46, and $118.12 in fiscal years 2020, 2021, 2022, & 2023, respectively.

 .

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

 .

.

Total Shareholder Return Amount	[4]	$ 210.93	138.82	149.91	83.75
Peer Group Total Shareholder Return Amount	[4]	120.32	128.45	145.11	116.11
Net Income (Loss) Attributable to Parent		$ 188,000,000	$ 151,000,000	$ 110,000,000	$ 50,000,000
Additional 402(v) Disclosure [Text Block]		The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. The Company did not use any financial performance measures, as defined in the Section 402(v) rules, to link the Compensation Actually Paid for our PEO or Non-PEO NEOs for any fiscal year shown in the table to our performance, other than stock price
PEO [Member] | Jean Madar
Pay vs Performance Disclosure [Table]
PEO Name		Jean Madar	Jean Madar	Jean Madar	Jean Madar
PEO [Member] | Jean Madar | Exclusion of Stock and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Jean Madar | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		775,201
PEO [Member] | Jean Madar | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Jean Madar | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		369,430
PEO [Member] | Jean Madar | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Jean Madar | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		405,771
PEO [Member] | Jean Madar | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Jean Madar | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Jean Madar | Total Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		775,201
Non-PEO NEO [Member] | Average Exclusion of Change in Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,200)
Non-PEO NEO [Member] | Average Exclusion of Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(35,082)
Non-PEO NEO [Member] | Average Inclusion of Pension Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		24,059
Non-PEO NEO [Member] | Average Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		561,890
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		35,082
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		333,533
Non-PEO NEO [Member] | Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		193,276
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total Average Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 561,891
Non-PEO NEO [Member] | Russell Greenberg
Pay vs Performance Disclosure [Table]
PEO Name			Russell Greenberg	Russell Greenberg	Russell Greenberg
Non-PEO NEO [Member] | Michel Atwood
Pay vs Performance Disclosure [Table]
PEO Name		Michel Atwood	Michel Atwood
Non-PEO NEO [Member] | Philippe Benacin
Pay vs Performance Disclosure [Table]
PEO Name		Philippe Benacin	Philippe Benacin	Philippe Benacin	Philippe Benacin
Non-PEO NEO [Member] | Philippe Santi
Pay vs Performance Disclosure [Table]
PEO Name		Philippe Santi	Philippe Santi	Philippe Santi	Philippe Santi
Non-PEO NEO [Member] | Fr?d?ric Garcia-Pelayo
Pay vs Performance Disclosure [Table]
PEO Name		Frédéric Garcia-Pelayo	Frédéric Garcia-Pelayo	Frédéric Garcia-Pelayo	Frédéric Garcia-Pelayo

[1]	Jean Madar was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards columns set forth in the Summary Compensation Table.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. The Company did not use any financial performance measures, as defined in the Section 402(v) rules, to link the Compensation Actually Paid for our PEO or Non-PEO NEOs for any fiscal year shown in the table to our performance, other than stock price.
[4]	The Peer Group TSR set forth in this table utilizes a custom group of industry peers, weighted according to the respective peer companies’ stock market capitalization on December 31, 2019, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The Company changed its peer group in 2023 in order to reflect the current competitive landscape in our industry more accurately. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and the peer group, respectively. Historical stock performance is not necessarily indicative of future stock performance. The following table shows the peer group constituents.